Bank Loan (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Bank loans
The following table summarizes the financial covenants contained in the Revolving Facilities and Baytex's compliance therewith as at December 31, 2017.

Ratio for the Quarter(s) ending:
Covenant Description	Position as at December 31, 2017	December 31, 2017 to March 31, 2018	June 30, 2018 to September 30, 2018	December 31, 2018	Thereafter
Senior Secured Debt (1) to Bank EBITDA (2) (Maximum Ratio)	0.50:1.00	5.00:1.00	4.50:1.00	4.00:1.00	3.50:1.00
Interest Coverage (3) (Minimum Ratio)	4.54:1.00	1.25:1.00	1.50:1.00	1.75:1.00	2.00:1.00

(1)
"Senior Secured Debt" is defined as the principal amount of the bank loan and other secured obligations identified in the credit agreement. As at December 31, 2017, the Company's Senior Secured Debt totaled $228 million.

(2)
Bank EBITDA is calculated based on terms and definitions set out in the credit agreement which adjusts net income or loss for financing and interest expenses, income tax, certain specific unrealized and non-cash transactions (including depletion, depreciation, exploration and evaluation expenses, unrealized gains and losses on financial derivatives and foreign exchange and share-based compensation) and is calculated based on a trailing twelve month basis. Bank EBITDA for the twelve months ended December 31, 2017 was $454 million.

(3)
Interest coverage is computed as the ratio of Bank EBITDA to financing and interest expenses excluding non-cash interest and accretion on asset retirement obligations, and is calculated on a trailing twelve month basis. Financing and interest expenses for the twelve months ended December 31, 2017 were $100 million.

	December 31, 2017	December 31, 2016
Bank loan - U.S. dollar denominated(1)	$167,159	$191,286
Bank loan - Canadian dollar denominated	46,217	—
Bank loan - principal	213,376	191,286
Unamortized debt issuance costs	(1,238)	(3,332)
Bank loan	$212,138	$187,954

(1)	U.S. dollar denominated bank loan balance as at December 31, 2017 was US$133.5 million (US$142.5 million as at December 31, 2016).

	December 31, 2017	December 31, 2016
7.5% notes (US$6,400 – principal) redeemed July 13, 2017	$—	$8,593
6.75% notes (US$150,000 – principal) due February 17, 2021	187,770	201,405
5.125% notes (US$400,000 – principal) due June 1, 2021	500,720	537,080
6.625% notes (Cdn$300,000 – principal) due July 19, 2022	300,000	300,000
5.625% notes (US$400,000 – principal) due June 1, 2024	500,720	537,080
Total long-term notes - principal	1,489,210	1,584,158
Unamortized debt issuance costs	(15,026)	(18,042)
Total long-term notes - net of unamortized debt issuance costs	$1,474,184	$1,566,116